Summary of Significant Accounting Policies - Customer represented more than 10% of total net revenues (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017	[1]
Concentration Risk, Percentage	80.00%
Sales Revenue, Net [Member]
Concentration Risk, Percentage		10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage		10.00%		10.00%
Customer A [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage		22.00%	10.00%	21.00%	[1]	31.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		15.00%		12.00%
Customer B [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage			17.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage				11.00%

[1]	Customer did not represent greater than 10% of total net revenue.